Segment Information - Schedule of Revenue and Profit Information and Certain Assets (Parenthetical) (Detail) - Aluminum Segment [Member]	12 Months Ended
	Mar. 31, 2018 MW	Mar. 31, 2017 MW
Jharsuguda, India [Member] | Converted from commercial to captive power plant [Member]
Disclosure of operating segments [line items]
Number of power facility		3
Power plant capacity		600
Bharat aluminium company limited [member] | Converted from commercial to captive power plant [Member]
Disclosure of operating segments [line items]
Number of power facility		1
Power plant capacity		270
Bharat aluminium company limited [member] | Jharsuguda, India [Member]
Disclosure of operating segments [line items]
Power plant capacity	1,215